Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Jun. 22, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Percentage of total income taxes paid		5.00%
Accounts receivable credit loss		$ 3,970,434	$ 2,957,829
Allowance amount		$ 54,702	722,428
Salvage value		5.00%
Operating lease		$ 1,033,110	120,918
Operating lease liability		$ 1,074,417	123,645
Margin percentage		0.05%
Percentage of rate company		3.75%
Impairment loss
Comprehensive income amount		$ (5,166,378)	3,055,660	$ 2,630,799
Percentage of general reserve		10.00%
Percentage of capital		50.00%
Impairment losses on long-lived assets		$ 36,052
Segment description CODM Description		The Company’s CODM assesses performance for the segment and decides how to allocate resources by regularly reviewing the segment net income that also is reported as consolidated net income on the consolidated statements of operations and comprehensive (loss) income, after taking into account the Company’s strategic priorities, its cash balance, and its expected use of cash.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]		Chief Executive Officer
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs		$ 168,266
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Warrant to purchase an aggregate shares		60,000
Offering costs		$ 168,266
Government Grants [Member]
Summary of Significant Accounting Policies [Line Items]
Comprehensive income amount		$ 167,242	$ 135,137	$ 16,743
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of prepayment		10.00%
Percentage of finished goods		40.00%
Purchase order ranges invoice from days		0 years
Minimum [Member] | Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Consolidation share	1
Minimum [Member] | Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Warrant period		2 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of prepayment		20.00%
Percentage of finished goods		50.00%
Purchase order ranges invoice from days		180 years
Maximum [Member] | Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Consolidation share	16
Maximum [Member] | Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Warrant period		5 years
Software Product [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of prepayment		10.00%
Software Product [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of prepayment		40.00%